Leases (Tables)	12 Months Ended
Apr. 30, 2026
Presentation of leases for lessee [abstract]
Schedule of Future Minimum Lease Payments Related to Equipment under Finance Lease and Office Lease Obligation	The following is a schedule of the Company’s future minimum lease payments related to the equipment and automobiles under finance lease and the office lease obligation:

(in thousands)	$
2027	670
2028	670
2029	653
2030	605
2031	491
More than 5 years	1,295
Total minimum lease payments	4,384
Less: imputed interest	(858)
Total present value of minimum lease payments	3,526
Less: Current portion	(457)
Non-current portion	3,069

Schedule of Nature of Company's Leases Type of Right-of-Use Asset

The nature of the Company’s leases by type of right-of-use asset as of April 30, 2026, is as follows:

Right-of-use asset type	No. of right-of- use assets leased	Range of remaining term	Average remaining lease term	No. of leases with extension options	No. of leases with options to purchase	No. of leases with variable payments linked to an index	No. of leases with termination options
Lab and office facilities	3	2.7 - 7.7 years	5.6 years	1	—	3	3
Automobiles	9	2.2 - 4.4 years	3.3 years	—	—	9	9
Lab equipment	2	3.8-4.0 years	3.9 years	—	2	2	2

Schedule of Lease Payments Not Recognized Liability	The expense relating to payments not included in the measurement of the lease liability during the years ended April 30, 2026, 2025 and 2024 are as follows:

(in thousands)	2026 $	2025 $	2024 $
Leases of low value assets	21	21	7
Variable lease payments	466	567	467
	487	588	474